Fair Value Measurements (Details) - Schedule of Fair Value of the Non-Redemption Agreement Liability, Measured With Level 3 Inputs - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Of The Non Redemption Agreement Liability Measured With Level3 Inputs Abstract
Derivative liabilities	$ 34,301
Loss on entry into non-redemption agreement	41,161
Change in fair value of non-redemption agreement liability	$ (6,860)